Retirement Plans (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Plan
Contribution match percentage	25.00%		25.00%
Matching contributions	$ 0.2	$ 0.3	$ 0.8	$ 0.9	$ 0.9